Prospectus Supplement

John Hancock Funds II (the Trust)

John Hancock Absolute Return Currency Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At a meeting held on March 22-24, 2022, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective April 1, 2022:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.88	0.88	0.88	0.88
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.00
Additional other expenses	0.25	0.25	0.25	0.15
Total other expenses	0.25	0.25	0.25	0.15
Total annual fund operating expenses	1.43	2.13	1.13	1.03
Contractual expense reimbursement[2]	-0.01	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.42	2.12	1.12	1.02

1	"Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2022.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
		Sold	Not Sold
1 year	440	315	215	114	104
3 years	739	667	667	359	328
5 years	1,058	1,144	1,144	622	569
10 years	1,963	2,286	2,286	1,376	1,261

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Additionally, effective April 1, 2022, the table related to the fund’s management fee schedule and the paragraph subsequent to the table in the “Fund details” section, under the heading “Who’s who — Management fee,” are amended and restated in their entirety as follows:

Average daily net assets ($)	Annual rate (%)
First 250 million	0.900
Next 250 million	0.850
Next 2 billion	0.830
Next 1.5 billion	0.810
Excess over 4 billion	0.790

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.92% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective April 1, 2022.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II (the Trust)

John Hancock Absolute Return Currency Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At a meeting held on March 22-24, 2022, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective April 1, 2022:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R4
Management fee[1]	0.88
Distribution and service (Rule 12b-1) fees	0.25
Other expenses
Service plan fee	0.10
Additional other expenses	0.15
Total other expenses[2]	0.25
Total annual fund operating expenses	1.38
Contractual expense reimbursement[3,4]	–0.11
Total annual fund operating expenses after expense reimbursements	1.27

1	“Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2022.
2	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R4 shares.
3	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
4	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on November 30, 2022 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Expenses ($)	R4
1 year	130
3 years	427
5 years	746
10 years	1,650

Additionally, effective April 1, 2022, the table related to the fund’s management fee schedule and the paragraph subsequent to the table in the “Fund details” section, under the heading “Who’s who — Management fee,” are amended and restated in their entirety as follows:

Average daily net assets ($)	Annual rate (%)
First 250 million	0.900
Next 250 million	0.850
Next 2 billion	0.830
Next 1.5 billion	0.810
Excess over 4 billion	0.790

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.92% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective April 1, 2022.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II (the Trust)

John Hancock Absolute Return Currency Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At a meeting held on March 22-24, 2022, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective April 1, 2022:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.88
Other expenses	0.14
Total annual fund operating expenses	1.02
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	1.01

1	Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2022.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	103
3 years	324
5 years	563
10 years	1,250

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Additionally, effective April 1, 2022, the disclosure regarding the fund’s management fee schedule in the “Fund details” section, under the heading “Who’s who — Management fee for Absolute Return Currency Fund,” is amended and restated as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective April 1, 2022.

Average daily net assets ($)	Annual rate (%)
First 250 million	0.900
Next 250 million	0.850
Next 2 billion	0.830
Next 1.5 billion	0.810
Excess over 4 billion	0.790

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.